Unaudited Condensed Consolidated Statements of Change in Stockholders’ Equity (Deficit) - USD ($)	Preferred stock	Common stock		Additional paid in capital	Accumulated Deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2021		$ 891		$ 209,109	$ 1,560,487		$ 1,770,487
Balance (in Shares) at Dec. 31, 2021		8,908,991	[1]
Issuance of shares upon the reverse recapitalization		$ 690		393,310			394,000
Issuance of shares upon the reverse recapitalization (in Shares)		6,904,468	[1]
Acquisition of Hydroman		$ 646		924,354			925,000
Acquisition of Hydroman (in Shares)		6,459,019	[1]
VIE consolidation					(9,053)		(9,053)
Foreign currency translation adjustments						(1,863)	(1,863)
Net loss					(2,461,125)		(2,461,125)
Balance at Dec. 31, 2022		$ 2,227		1,526,773	(909,691)	(1,863)	617,446
Balance (in Shares) at Dec. 31, 2022		22,272,478	[1]
Foreign currency translation adjustments						856	856
Net loss					(567,379)		(567,379)
Balance at Mar. 31, 2023		$ 2,227		1,526,773	(1,477,070)	(1,007)	50,923
Balance (in Shares) at Mar. 31, 2023		22,272,478	[1]
Balance at Dec. 31, 2022		$ 2,227		1,526,773	(909,691)	(1,863)	617,446
Balance (in Shares) at Dec. 31, 2022		22,272,478	[1]
Foreign currency translation adjustments						788	788
Net loss					(7,338,171)		(7,338,171)
Balance at Dec. 31, 2023		$ 2,227		1,526,773	(8,247,862)	(1,075)	(6,719,937)
Balance (in Shares) at Dec. 31, 2023		22,272,478	[1]
Issuance of shares upon the reverse recapitalization		$ 403			(2,703,877)		(2,703,474)
Issuance of shares upon the reverse recapitalization (in Shares)		4,034,286	[1]
Stock compensation expense		$ 6		171,891			171,897
Stock compensation expense (in Shares)		62,740	[1]
Shares to be issued for stock compensation		$ (6)		6
Shares to be issued for stock compensation (in Shares)		(62,740)	[1]
Foreign currency translation adjustments						50	50
Net loss					(2,306,806)		(2,306,806)
Balance at Mar. 31, 2024		$ 2,630		$ 1,698,670	$ (13,258,545)	$ (1,025)	$ (11,558,270)
Balance (in Shares) at Mar. 31, 2024		26,306,764	[1]

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024